Share-based compensation - Stock options activity (Details) - 2018 Long Term Incentive Plan - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number of options
Outstanding at January 1 (in shares)	29,661,070	27,932,603
Forfeited (in shares)	(6,852,414)	(1,461,492)
Expired (in shares)	(2,213,794)	(430,377)
Exercised during the year (in shares)	(1,864,272)	(75,391)
Granted (in shares)	13,125,215	3,695,727
Outstanding at December 31 (in shares)	31,855,805	29,661,070
Options exercisable at December 31 (in shares)	10,122,969	16,718,254
Weighted average exercise price
Outstanding at January 1 (in dollars per share)	$ 4.982	$ 5.290
Forfeited (in dollars per share)	7.311	4.514
Expired (in dollars per share)	8.959	14.740
Exercised (in dollars per share)	0.137	2.060
Granted (in dollars per share)	1.093	3.532
Outstanding at December 31 (in dollars per share)	2.886	4.982
Options exercisable at December 31 (in dollars per share)	$ 3.532	$ 5.540
Weighted average remaining contractual life (years)
Weighted average remaining contractual life (years)	6 years 7 months 24 days	5 years 6 months
Aggregate intrinsic value	$ 28,364	$ 8,846
Exercisable, Weighted average remaining contractual term	3 years 18 days	3 years 4 months 24 days
Exercisable, Aggregate intrinsic value	$ 10,928	$ 8,778